AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 95.7%
Affiliated Mutual Fund — 2.6%
PGIM Absolute Return Bond Fund (Class R6) (cost $46,842,979)(wd)	5,873,827	$53,862,994

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 8.8%
Automobiles — 0.1%
Ford Credit Floorplan Master Owner Trust,
Series 2019-04, Class A
2.440%	09/15/26	2,500	2,640,886
Collateralized Loan Obligations — 6.6%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
1.511%(c)	07/15/30	35,000	35,006,342
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.195%(c)	02/05/31	993	994,001
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.433%(c)	01/16/31	40,950	40,952,166
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.504%(c)	10/20/31	29,182	29,194,547
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.424%(c)	10/20/31	25,250	25,262,201
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
1.531%(c)	04/15/30	1,955	1,954,743
			133,364,000
Consumer Loans — 0.1%
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.959%(c)	02/25/23	2,560	2,556,940
Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	3,500	4,030,736
Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
0.749%(c)	05/25/34	1,111	1,090,343
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.809%(c)	09/25/34	812	$789,149
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.189%(c)	03/25/33	247	245,625
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-OP01, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)
1.234%(c)	09/25/32	130	133,784
			2,258,901
Manufactured Housing — 0.1%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	2,597	2,659,286
Other — 0.4%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.459%(c)	04/25/23	880	871,846
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.909%(c)	06/25/24	8,350	8,278,550
			9,150,396
Residential Mortgage-Backed Securities — 1.2%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.889%(c)	11/25/34	608	604,769
Series 2004-ECC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.009%(c)	12/25/34	1,769	1,733,210
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
3.694%(cc)	07/27/50	4,289	4,390,245
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	2,905	2,946,045
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	3,269	3,281,406
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	2,466	2,515,682
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	3,237	3,338,525
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.009%(c)	05/25/34	772	763,330
A1

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	2,502	$2,613,802
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.109%(c)	10/25/59	1,240	1,250,164
			23,437,178

Total Asset-Backed Securities (cost $168,114,043)			180,098,323
Commercial Mortgage-Backed Securities — 12.5%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	6,500	6,838,308
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	16,045	16,429,475
Benchmark Mortgage Trust,
Series 2018-B01, Class A1
2.560%	01/15/51	2,278	2,298,681
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	23,890	24,655,584
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	19,500	19,595,891
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	16,310	17,467,604
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	7,394	7,846,315
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	5,954,499
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.153%(cc)	05/25/26	38,290	2,170,844
Series K085, Class AM
4.060%(cc)	10/25/28	10,000	11,535,053
Series K086, Class AM
3.919%(cc)	12/25/28	7,300	8,381,240
Series K087, Class AM
3.832%(cc)	12/25/28	7,850	8,950,649
Series K093, Class XAM, IO
1.191%(cc)	05/25/29	51,135	4,682,468
Series K106, Class XAM, IO
1.606%(cc)	02/25/30	54,548	6,957,162
Series K734, Class X1, IO
0.648%(cc)	02/25/26	121,865	3,341,761
Series K736, Class XAM, IO
1.709%(cc)	07/25/26	63,677	5,348,085
Series K737, Class XAM, IO
1.004%(cc)	10/25/26	46,658	2,490,161
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2014-GC24, Class A4
3.666%	09/10/47	4,855	$5,171,507
Series 2018-GS09, Class A3
3.727%	03/10/51	7,275	7,982,285
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	829	861,845
Series 2014-C24, Class A4A1
3.373%	11/15/47	1,500	1,584,649
Series 2015-C30, Class A3
3.322%	07/15/48	1,261	1,261,914
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	9,604	9,692,842
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A1
2.659%	02/15/51	3,392	3,436,175
Series 2018-C08, Class A3
3.720%	02/15/51	6,600	7,223,542
Series 2018-C12, Class A2
4.152%	08/15/51	3,250	3,466,041
Series 2018-C14, Class A3
4.180%	12/15/51	15,000	16,824,460
Series 2019-C17, Class A2
2.313%	10/15/52	7,291	7,508,041
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	2,345	2,397,776
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	15,800	16,198,820
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	16,380,641

Total Commercial Mortgage-Backed Securities (cost $242,392,110)			254,934,318
Corporate Bonds — 43.9%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30(a)	9,200	9,099,930
3.750%	02/01/50	1,820	1,738,270
			10,838,200
Agriculture — 0.8%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	5,395	5,749,393
3.557%	08/15/27	5,000	5,321,287
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	5,000	5,549,812
			16,620,492

A2

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines — 0.5%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	960	$979,602
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22	3,940	3,979,074
3.800%	04/19/23(a)	5,000	5,128,299
			10,086,975
Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.134%	08/04/25	500	523,408
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	9,795	10,730,386
6.600%	04/01/36	3,385	4,388,216
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25	8,000	8,794,111
			24,436,121
Banks — 10.4%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.344%(c)	04/12/23	2,200	2,229,702
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(a)(oo)	7,000	7,022,466
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28	5,000	5,501,742
4.078%(ff)	04/23/40	5,365	5,943,797
Sub. Notes, MTN
4.200%	08/26/24	9,015	9,938,014
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	7,060	7,614,232
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	10,740	12,332,969
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25(a)	992	1,064,786
4.400%	08/14/28	200	226,909
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	6,500	6,652,733
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%
4.289%(c)	05/15/21(oo)	6,009	6,000,806
Sub. Notes
4.450%	09/29/27	17,330	19,490,974
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	1,250	1,326,644
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	11,100	11,496,248
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	3,250	$3,520,413
4.250%	03/13/26	2,100	2,346,713
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.814%(ff)	04/23/29	16,650	18,243,093
3.850%	01/26/27	240	263,255
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29	3,800	4,274,459
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.550%	02/04/30	770	771,156
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	6,000	5,937,562
Sr. Unsec’d. Notes
3.509%(ff)	01/23/29	17,000	18,409,398
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.851%(c)	07/15/21(a)(oo)	7,000	6,994,215
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	5,000	5,482,235
Sub. Notes, MTN
3.950%	04/23/27	655	722,883
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	200	218,238
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	20,000	21,568,307
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.125%	09/24/25	9,005	10,008,456
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	15,000	15,081,556
			210,683,961
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	11,000	12,853,237
Building Materials — 0.1%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	322	356,377
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	640	701,767
			1,058,144

A3

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals — 1.4%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25(a)	7,475	$8,533,489
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.625%	05/15/26(a)	2,545	2,791,243
4.550%	11/30/25	2,000	2,266,160
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	1,065	1,203,023
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	3,295	3,558,766
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	5,000	5,601,475
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	4,000	4,093,442
			28,047,598
Commercial Services — 0.9%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	170	177,133
3.800%	11/01/25	2,445	2,689,344
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25(a)	5,290	5,914,417
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	8,500	9,299,597
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30(a)	1,055	1,145,962
			19,226,453
Diversified Financial Services — 0.5%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
4.150%	01/23/30(a)	8,650	9,527,640
Electric — 5.2%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	7,510	8,303,286
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	1,405	1,865,097
6.125%	04/01/36(a)	1,160	1,573,022
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	486,908
5.000%	02/01/31	725	707,481
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28	6,480	7,264,161
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	12,060	$13,333,288
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	477,241
Sr. Unsec’d. Notes, Series C
3.500%	06/01/24	135	144,691
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	435	464,489
Duke Energy Progress LLC,
First Mortgage
3.700%	09/01/28	3,980	4,410,394
Entergy Louisiana LLC,
Collateral Trust
3.250%	04/01/28(a)	445	477,654
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29(a)	10,900	12,090,090
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	1,250	1,368,161
Gulf Power Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27	795	861,081
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24(a)	925	1,000,231
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	2,150	2,320,002
Louisville Gas & Electric Co.,
First Mortgage, Series 25
3.300%	10/01/25(a)	3,065	3,313,994
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	13,426,615
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	5,310	5,724,168
PacifiCorp,
First Mortgage
3.350%	07/01/25	2,270	2,445,305
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	530	571,320
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	5,000	5,372,755
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series M
4.100%	09/15/28	5,000	5,552,461
Union Electric Co.,
First Mortgage
2.950%	03/15/30(a)	6,500	6,804,034

A4

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22	5	$5,067
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)	2,245	2,315,122
5.625%	02/15/27	3,000	3,120,930
			105,799,048
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	4,020	3,969,311
Foods — 0.6%
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	9,170	9,658,903
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39	1,370	1,526,552
4.200%	04/01/59	1,190	1,361,618
			12,547,073
Healthcare-Services — 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,000	1,080,549
HCA, Inc.,
Sr. Sec’d. Notes
4.500%	02/15/27	4,600	5,161,816
5.125%	06/15/39(a)	3,800	4,567,397
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	4	4,703
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	125	147,694
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	270	279,265
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30(a)	8,980	9,721,307
			20,962,731
Home Furnishings — 0.0%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.679%	07/19/24	1,000	1,056,455
Housewares — 0.7%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/23	13,855	14,604,594
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.6%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26	2,655	$2,930,712
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,045	3,436,944
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	2,700	2,788,494
4.569%	02/01/29	2	2,319
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27	500	545,921
3.625%	03/30/23	355	375,101
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	1,185	1,207,180
			11,286,671
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	1,320	1,353,922
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23	400	427,735
			1,781,657
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29	3,200	3,441,497
5.875%	05/01/27	800	826,273
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	9,572	12,403,150
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	3,510	3,854,163
4.200%	08/15/34	1,575	1,813,047
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	16,000	17,246,872
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24	500	539,038
			40,124,040
Mining — 0.3%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,267	5,622,715

A5

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	445	$460,401
3.250%	02/11/22(a)	4,290	4,386,534
			4,846,935
Oil & Gas — 2.4%
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25	2	2,206
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22	895	915,503
4.250%	04/15/27(a)	4,950	5,353,393
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	2,305	2,545,009
4.300%	08/15/28	10,262	11,625,731
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	1,930	2,121,228
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29	3,000	3,205,237
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	2,000	2,199,897
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.600%	01/03/31	177	186,473
6.900%	03/19/49	2,030	2,212,030
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	9,000	9,411,882
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.350%	06/01/28	7,335	8,108,135
			47,886,724
Packaging & Containers — 0.7%
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	12,590	14,301,461
Pharmaceuticals — 4.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	18,790	19,948,667
3.850%	06/15/24	575	624,972
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
2.200%	07/15/22(a)	400	405,427
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.900%	02/20/28	5,192	5,828,931
4.250%	10/26/49	2,150	2,532,590
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Cigna Corp.,
Gtd. Notes
3.250%	04/15/25	530	$569,198
4.375%	10/15/28	13,900	15,909,469
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	12,737	14,457,992
4.780%	03/25/38	1,775	2,095,971
5.000%	12/01/24	700	794,419
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	6,773	7,920,887
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.000%	11/26/28	10,000	11,818,770
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26(a)	565	622,891
			83,530,184
Pipelines — 3.9%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28	12,825	14,355,982
5.500%	06/01/27(a)	5,000	5,767,666
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29(a)	7,750	8,184,191
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28(a)	8,455	9,338,854
4.125%	03/01/27	2,980	3,311,404
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23	2,525	2,743,797
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	1,535	1,665,297
4.500%	03/15/50	5,135	5,212,259
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29(a)	10,000	9,998,906
4.650%	10/15/25	2,185	2,398,445
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24	4,340	4,784,742
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.000%	10/01/27	1,510	1,622,935
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	4,014,459
Valero Energy Partners LP,
Gtd. Notes
4.500%	03/15/28	4,255	4,717,530

A6

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	03/04/24	1,000	$1,091,275
			79,207,742
Real Estate Investment Trusts (REITs) — 0.5%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	3,750	4,044,382
3.850%	02/01/25	5,575	6,027,924
			10,072,306
Retail — 0.5%
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	8,665	9,755,859
Semiconductors — 1.5%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	15,000	16,103,832
4.110%	09/15/28	12,628	13,787,902
			29,891,734
Software — 0.7%
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.200%	10/01/28(a)	12,730	14,339,352
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	143	130,718
2.675%	06/01/60	167	153,245
			14,623,315
Telecommunications — 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	6,746	6,238,467
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)	2,745	2,800,582
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27(a)	2,215	2,261,923
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	2,630	2,626,552
4.016%	12/03/29	8,188	9,155,922
			23,083,446
Water — 0.7%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.000%	12/01/26	13,140	14,091,223

Total Corporate Bonds (cost $798,046,816)			892,424,045
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 2.9%
Arizona — 1.3%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	$26,151,631
Colorado — 0.2%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	4,318,414
Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement,
Revenue Bonds, BABs
5.192%	08/01/40	1,400	1,608,768
New York — 0.6%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	2,000	2,522,700
New York City Water & Sewer System,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	9,669,310
			12,192,010
Ohio — 0.2%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,662,882
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	2,000	2,345,280
			4,008,162
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	500	674,010
Pennsylvania — 0.3%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	5,280,760
Texas — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	2,076,917
Washington — 0.1%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	3,165,282

Total Municipal Bonds (cost $53,776,465)			59,475,954
Residential Mortgage-Backed Securities — 1.7%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.809%(c)	09/25/35	1,959	1,839,372

A7

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.709%(c)	04/25/28	1,172	$1,172,730
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.959%(c)	10/25/28	1,457	1,465,120
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.509%(c)	10/25/29	868	869,641
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.109%(c)	10/25/29	3,100	3,104,148
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	2,058	2,190,130
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.809%(c)	11/25/28	1,721	1,728,734
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.459%(c)	03/25/29	126	125,886
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	09/25/48	8	8,007
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.759%(c)	01/25/49	993	998,598
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.709%(c)	10/25/28	524	524,796
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.759%(c)	05/25/29	455	455,332
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	16,014	16,108,663
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.859%(c)	01/25/48	393	394,692
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.659%(c)	07/25/28	376	376,047
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.759%(c)	06/25/57	1,218	1,220,443
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.509%(c)	03/25/28	40	$40,043
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
3.015%(cc)	09/25/36	1,210	1,178,299

Total Residential Mortgage-Backed Securities (cost $31,185,006)			33,800,681
Sovereign Bonds — 2.8%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45	1,000	1,187,276
5.875%	01/15/24	5,000	5,657,425
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,740,278
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	2,000	2,840,821
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48	1,245	1,577,474
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	26,379	27,535,973
2.875%	10/17/29	15,600	15,793,026

Total Sovereign Bonds (cost $55,115,337)			57,332,273
U.S. Government Agency Obligations — 3.3%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32	945	1,361,969
Federal National Mortgage Assoc.
6.625%	11/15/30(k)	45,900	65,409,860

Total U.S. Government Agency Obligations (cost $68,276,533)			66,771,829
U.S. Treasury Obligations — 17.2%
U.S. Treasury Bonds
1.375%	08/15/50(a)	415	324,284
1.625%	11/15/50(a)	3,170	2,644,473
3.000%	11/15/44	66,115	73,759,547
U.S. Treasury Notes
0.375%	09/30/27	500	470,547
0.500%	10/31/27	500	473,594
0.625%	08/15/30	495	448,671
1.125%	02/29/28(a)	146,000	143,445,000
1.125%	02/15/31(a)	26,045	24,608,455
2.875%	05/15/28	90,000	98,929,687

A8

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Strips Coupon
3.176%(s)	08/15/40(h)(k)	7,180	$4,490,866

Total U.S. Treasury Obligations (cost $353,383,528)			349,595,124

Total Long-Term Investments (cost $1,817,132,817)			1,948,295,541

	Shares
Short-Term Investments — 12.0%
Affiliated Mutual Funds — 12.0%
PGIM Core Ultra Short Bond Fund(wd)	47,317,034	47,317,034
PGIM Institutional Money Market Fund (cost $195,737,450; includes $195,718,864 of cash collateral for securities on loan)(b)(wd)	195,987,739	195,889,745

Total Affiliated Mutual Funds (cost $243,054,484)		243,206,779
Option Purchased*~ — 0.0%
(cost $199,447)		682,265

Total Short-Term Investments (cost $243,253,931)		243,889,044

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—107.7% (cost $2,060,386,748)		2,192,184,585
Options Written*~ — (0.0)%
(premiums received $389,473)		(515,022)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—107.7% (cost $2,059,997,275)		2,191,669,563

Liabilities in excess of other assets(z) — (7.7)%		(157,228,536)

Net Assets — 100.0%		$2,034,441,027

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $191,431,495; cash collateral of $195,718,864 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A9

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/21/21	$134.00		213		213	$682,265
(cost $199,447)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/21/21	$132.00		213		213	$(342,797)
(premiums received $89,473)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.35.V1, 12/20/25	Put	BNP Paribas S.A.	07/21/21	$99.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	50,000		$(172,225)
(premiums received $300,000)
Total Options Written (premiums received $389,473)									$(515,022)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,109	5 Year U.S. Treasury Notes	Jun. 2021	$136,848,870	$(902,894)
3,522	10 Year U.S. Treasury Notes	Jun. 2021	461,161,875	(9,148,099)
1,546	10 Year U.S. Ultra Treasury Notes	Jun. 2021	222,140,875	(5,702,585)
				(15,753,578)
Short Positions:
752	2 Year U.S. Treasury Notes	Jun. 2021	165,986,375	64,571
849	20 Year U.S. Treasury Bonds	Jun. 2021	131,250,094	3,696,016
510	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	92,421,563	2,843,872
				6,604,459
				$(9,149,119)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	9,900	0.393%	$47,187	$38,798	$8,389	Bank of America, N.A.

A10

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	130,000	$(2,869,164)	$(3,082,357)	$(213,193)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
5,175	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(101,789)	$(101,789)
10,350	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(232,614)	(232,614)
26,400	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(70,705)	(390,580)	(319,875)
15,505	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(149,319)	(149,319)
				$(70,705)	$(874,302)	$(803,597)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
5,175	01/12/26	0.392%(A)	1 Day USOIS(1)(A)	$—	$96,668	$96,668
10,350	01/13/26	0.406%(A)	1 Day USOIS(1)(A)	—	186,850	186,850
26,400	02/02/26	0.362%(A)	1 Day USOIS(1)(A)	195,568	561,286	365,718
15,505	02/18/26	0.506%(A)	1 Day USOIS(1)(A)	—	230,131	230,131
				$195,568	$1,074,935	$879,367

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AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021 (continued):
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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